Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss (in 000s)	Revenue(7) (In 000s)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2022	$9,984,784	$2,495,451	$4,437,051	$(307,171)	$159.22	$132.79	$(92,222)	$683,191
2021	8,480,631	9,080,956	3,826,808	3,777,785	229.84	206.76	(46,677)	541,130
2020	7,450,968	42,535,471	3,483,987	12,993,389	218.11	149.98	(42,731)	440,221

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts are the total compensation reported for Mr. Yoran (our principal executive officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”The dollar amounts represent the average of the amounts reported for our NEOs as a group (excluding Mr. Yoran) in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs are Messrs. Riddick, Thurmond and Vintz for 2022 and Messrs. Riddick and Vintz for 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 9,984,784	$ 8,480,631	$ 7,450,968
PEO Actually Paid Compensation Amount	$ 2,495,451	9,080,956	42,535,471
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to Mr. Yoran does not reflect the actual amount of compensation earned by or paid. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Yoran’s total compensation for each year to determine the compensation actually paid:

			Equity Award Adjustments
	Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards(a)	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Compensation Actually Paid to PEO
2022	$9,984,784	$(8,999,981)	$7,635,074	$(3,082,942)	$(3,041,484)	$2,495,451
2021	8,480,631	(7,499,972)	9,419,008	1,115,524	(2,434,235)	9,080,956
2020	7,450,968	(6,599,993)	12,166,337	23,280,181	6,237,978	42,535,471
_____________
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 4,437,051	3,826,808	3,483,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ (307,171)	3,777,785	12,993,389
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average compensation actually paid to our non-PEO NEOs does not reflect the actual amount of compensation earned by or paid. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our non-PEO NEOs average total compensation for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

			Equity Award Adjustments
	Average Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at End of Prior Year of Awards that Failed to Meet Vesting Conditions in the Year(a)	Total Average Compensation Actually Paid to Non-PEO NEOs
2022	$4,437,051	$(3,766,642)	$2,488,461	$(1,194,535)	$(1,148,959)	$(1,122,547)	$(307,171)
2021	3,826,808	(3,149,987)	3,955,981	440,475	(1,295,492)	—	3,777,785
2020	3,483,987	(2,899,993)	5,345,806	6,090,323	973,266	—	12,993,389
_____________
(a)    In connection with his retirement in October 2022, Mr. Riddick forfeited all of his unvested awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid, TSR and Peer Group TSR
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and the Company’s cumulative TSR and the cumulative TSR of the NASDAQ Computer Index over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Loss
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and the Company’s net loss over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and revenue over the three most recently completed fiscal years. For further information on how Revenue impacts executive compensation, please see "Compensation Discussion and Analysis" beginning on page 45.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid, TSR and Peer Group TSR
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and the Company’s cumulative TSR and the cumulative TSR of the NASDAQ Computer Index over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 159.22	229.84	218.11
Peer Group Total Shareholder Return Amount	132.79	206.76	149.98
Net Income (Loss)	$ (92,222,000)	$ (46,677,000)	$ (42,731,000)
Company Selected Measure Amount	683,191,000	541,130,000	440,221,000
PEO Name	Mr. Yoran
Additional 402(v) Disclosure [Text Block]	The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis.Total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.Revenue is selected as the most important performance measurement for the current year.
Important Performance Measures
The most important financial performance measures used by the company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see Compensation Discussion and Analysis.
Relationships Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationships between the pay and performance measures that are included in the pay versus performance tabular disclosure above. As noted above, other than with respect to Revenue, the performance measures included in the graphs below do not align with how the Company or the Compensation Committee view the link between the Company's performance and NEO pay. The “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent how our Compensation Committee assesses or determines the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Calculated Current Billings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Unlevered Free Cash Flow
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,999,981)	$ (7,499,972)	$ (6,599,993)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,635,074	9,419,008	12,166,337
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,082,942)	1,115,524	23,280,181
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,041,484)	(2,434,235)	6,237,978
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,766,642)	(3,149,987)	(2,899,993)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,488,461	3,955,981	5,345,806
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,194,535)	440,475	6,090,323
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,148,959)	(1,295,492)	973,266
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,122,547)	$ 0	$ 0